Related party transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party expenses	$ 308,989	$ 1,386,878
Share-based compensation for consulting arrangement
Related Party Transaction [Line Items]
Related party expenses	0	1,109,776
Consulting fees to stockholder
Related Party Transaction [Line Items]
Related party expenses	0	164,812
Consulting fees on business activities to Board member
Related Party Transaction [Line Items]
Related party expenses	235,095	90,975
Reimbursement to Board member for occupancy costs
Related Party Transaction [Line Items]
Related party expenses	$ 73,894	$ 21,315